RELATED PARTIES: (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Directors' fees	$ 246		$ 143		$ 21
Outstanding options	1,587,612		1,967,784		1,866,940		1,789,760
Stock options granted, exercise price	$ 6.64	[1]	$ 2.51	[1]	$ 2.13	[1]	$ 2.08	[1]
Options exercisable	1,039,011		1,747,532		1,335,112
Board of Directors [Member]
Related Party Transaction [Line Items]
Outstanding options	141,966
Stock options granted, exercise price	$ 4.16
Options exercisable	131,766

[1]	In dollars per share.